Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Deposits in banks and other financial institutions	¥ 1	¥ 5
Cash at bank and other financial institutions and on hand	21,455	25,414
Cash and cash equivalents in the consolidated statement of financial position	¥ 21,456	¥ 25,419	¥ 1,849	¥ 6,928